Financial instruments - fair values and risk management - Sensitivity analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	$ (2,125,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	$ 2,125,000
Currency risk
Sensitivity analysis
Strengthening of US$ by 10%	10.00%		10.00%
Weakening of US$ by 10%	(10.00%)		(10.00%)
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			$ (1,915,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			1,915,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	$ (2,125,000)	$ (1,915,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	2,125,000	1,915,000
Euro
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(2,097,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	2,097,000
Euro | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			(2,025,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			2,025,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(2,097,000)	(2,025,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	2,097,000	2,025,000
Russian Ruble
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(10,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	10,000
Russian Ruble | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			(7,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			7,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(10,000)	(7,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	10,000	7,000
Armenian Dram
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	74,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	(74,000)
Armenian Dram | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			140,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			(140,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	74,000	140,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	(74,000)	(140,000)
Kazakhstani Tenge
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	(99,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	99,000
Kazakhstani Tenge | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			(45,000)
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			45,000
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	(99,000)	(45,000)
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	99,000	$ 45,000
United Arab Emirates dirham | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			1,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			(1,000)
British pound sterling
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	4,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	(4,000)
British pound sterling | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			3,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			(3,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	4,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	(4,000)
Japanese yen
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.	3,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.	(3,000)
Japanese yen | Currency risk
Sensitivity analysis
Increase (Decrease) in equity due to strengthening of USD against the following currencies.			18,000
Increase (Decrease) in equity due to weakening of the USD against the following currencies.			$ (18,000)
Increase (Decrease) In profit and loss due to strengthening of the USD against the following currencies	3,000
Increase (Decrease) In Profit and loss due to weakening of the USD against the following currencies.	$ (3,000)